Exhibit 99.17

Loan #	Data Field	Tape Data	Review Data	Tape Discrepancy Comments
516	DTI	27.06%	26.93%	Audit Value reflects the result of the documents in file
516	Note Date	Per Tape	Per Data	Date Pulled From Note Document In File
514	DTI	26.54%	23.38%	Lender did not include borrower 2 income
509	CLTV	62.74%	62.83%	Variance in 2nd Lien Amount
509	DTI	37.62%	37.61%	Difference in REO
509	Second Mortgage Lien Amount	Per Tape	Per Data	Audit used original amount for CLTV
489	DTI	40.37%	40.38%	Rounding
418	DTI	35.76%	35.54%	rounding
443	DTI	42.23%	42.21%	variance in rental income calculation
444	DTI	23.76%	25.32%	DTI differnce due to audit using Amex payment added to debts.
424	DTI	23.96%	21.89%	Lender Over calculated debts, Amex account and Hazard Insurance
441	DTI	32.50%	30.02%	variance in rental income calculation
426	DTI	23.76%	23.68%	AUS DTI 23.76%. Audit monthly debt figures are based on the most recent credit report in the loan file
417	DTI	26.48%	29.01%	Audoit DTI is lower than Lender because Lende used estimated HOI and property tax figures
421	DTI	31.30%	36.21%	Audit DTI matches DTI from the DU.
429	DTI	35.76%	33.66%	Lender used different T&I. Audit used verified T&I which matches the final CD
436	DTI	25.84%	25.32%	Audit total debts more than lender resulting in 25.48% DTI vs 25.84%
420	DTI	41.20%	40.74%	Audit utilized actual tax amount
477	DTI	42.60%	42.31%	Audit used a more conservative figure for Net Rental Income based on the documentation in the loan file.
474	CLTV	76.81%	77.10%	Pulled from DU
474	LTV	76.81%	77.10%	Pulled from DU
474	Sales Price	Per Tape	Per Data	Sales Price Verified on HUD-1/CD
473	DTI	43.36%	35.11%	Pulled from credit report and income documents in file
463	DTI	29.21%	28.26%	Used credit report/income documents in file. Unable to determine discrepancy
463	Sales Price	Per Tape	Per Data	Sales Price Verified on HUD-1/CD
459	CLTV	47.72%	64.45%	Ln Amt / Appraised Value = 64.45%
459	DTI	38.59%	40.63%	Audit included all debts not paid at closing.
459	Second Mortgage Lien Amount	Per Tape	Per Data	2nd lien amount taken from 2nd lien Note and Mortgage in file
458	CLTV	54.32%	54.31%	Rounding
458	LTV	54.32%	54.31%	Rounding
455	DTI	29.85%	32.44%	Audit DTI is 32.44% due to a liability not being inclued in lender's DTI.
451	DTI	42.20%	39.00%	Pulled from credit report and income documents in file
449	DTI	44.81%	44.73%	Lender used high pmt amount for a debt
446	Second Mortgage Lien Amount	Per Tape	Per Data	Per doc in file